UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

					      FORM 13F
					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2004

Check here if Amendment:	_X_ Amendment Number:	_1_
This Amendment (Check only one.)_X_ is a restatement.
     				___ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Nevis Capital Management LLC
Address:	1119 Saint Paul Street
		Baltimore, MD  21202

Form 13F File Number:	28-6469

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		David R. Wilmerding, III
Title:		Managing Member
Phone:		410.385.2645

Signature, Place and Date of Signing:

/s/ David R. Wilmerding, III
_______________________________
Signature				Baltimore, MD		January 24, 2005


Report Type (Check only one.):

XXX	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)
___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
	and all holdings are reported by other reporting manager(s).)
___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:	0

Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:			0
Form 13F Information Table Entry Total:			26
Form 13F Information Table Value Total:			136,878(x$1000)


List of Other Included Managers:

NONE

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
                                                                  FORM 13F INFORMATION TABLE
                                                        VALUE   SHARES/  	SH/ 	INVSTMT   VOTING AUTHORITY
        NAME OF ISSUER         CLASS    CUSIP           (x1000) PRN AMT  	PRN  	DSCRETN SOLE     SHARED NONE
------------------------------ -------  --------        ------- --------- 	-----   ------- -------- ------ -----

American Tower			COM	029912201	9581	520728		SH	Sole	520728
Armor Holdings			COM	042260109	11665	248077		SH	Sole	248077
Art Technology Group Inc.	COM	04289L107	1313	875159		SH	Sole	875159
Aspect Telecom			COM	04523Q102	1227	110168		SH	Sole	110168
Authentidate Holding Corp.	COM	052666104	3552	573803		SH	Sole	573803
Autobytel Inc.			COM	05275N106	3580	592732		SH	Sole	592732
Bentley Pharmaceuticals Inc.	COM	082657107	4171	388027		SH	Sole	388027
Central Garden & Pet Co.	COM	153527106	7039	168645		SH	Sole	168645
Clear Channel			COM	184502102	837	25000		SH	Sole	25000
CoStar Group Inc.		COM	22160N109	6339	137266		SH	Sole	137266
Connetics			COM	208192104	1495	61550		SH	Sole	61550
Davita Inc.			COM	23918K108	5748	145421		SH	Sole	145421
Dick's Sporting Goods Inc.	COM	253393102	6323	179878		SH	Sole	179878
Flir Systems			COM	302445101	9186	143997		SH	Sole	143997
Gevity Hr Inc.			COM	374393106	3479	169233		SH	Sole	169233
Ionics, Inc.			COM	462218108	7546	174115		SH	Sole	174115
Mapinfo Corp.			COM	565105103	1283	107107		SH	Sole	107107
Nautilus Group Inc.		COM	63910B102	5749	237852		SH	Sole	237852
Opsware Inc.			COM	68383A101	4560	621259		SH	Sole	621259
Parametric Technology Corp.	COM	699173100	3961	672438		SH	Sole	672438
Providian Financial Corp.	COM	74406A102	9692	588454		SH	Sole	588454
Rae Systems Inc.		COM	75061P102	3497	479107		SH	Sole	479107
Salix Pharmaceuticals Ltd.	COM	795435106	4119	234141		SH	Sole	234141
Scientific Games Corp.		COM	80874P109	9760	409377		SH	Sole	409377
Vitesse				COM	928497106	41	11500		SH	Sole	11500
Wind River Systems		COM	973149107	11135	821755		SH	Sole	821755
